Note 11 - Earnings Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Net income	$ 57,632,915	$ 60,686,136
Weighted average common shares – outstanding, basic (in shares)	6,958,748	7,223,189
Basic earnings per share (in dollars per share)	$ 8.28	$ 8.40
Dilutive effect of unvested shares (in shares)	26,674	33,245
Weighted average common shares – outstanding, diluted (in shares)	6,985,422	7,256,434
Diluted earnings per share (in dollars per share)	$ 8.25	$ 8.36